Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001518042
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlf
Document Creation Date	dei_DocumentCreationDate	Apr. 04, 2019
Document Effective Date	dei_DocumentEffectiveDate	Apr. 04, 2019
Prospectus Date	rr_ProspectusDate	Apr. 01, 2019
Dynamic International Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section - Dynamic International Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dynamic International Opportunity Fund is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Dynamic International Opportunity Fund. Class I shares may also be available on brokerage platforms of firms that have agreements with the Fund’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Dynamic International Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Dynamic International Opportunity Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 189% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	189.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Dynamic International Opportunity Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Dynamic International Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund?s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through March 31, 2020. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Dynamic International Opportunity Fund operates as a fund of funds, investing primarily in exchange traded funds (“ETFs”) that offer exposure to companies domiciled in developed, emerging, and frontier international markets. The Dynamic International Opportunity Fund may also invest in other categories of ETFs as described below, including those that offer exposure to domestic and international fixed income markets and those that offer exposure to alternative asset classes. The Dynamic International Opportunity Fund may also directly invest in derivative instruments such as futures contracts and options.

The Dynamic International Opportunity Fund’s strategy is based on a proprietary quantitative framework (“Quantitative Framework”) that normally advises upon potential investments in non-U.S. equity markets based on the specific risk/reward characteristics (such as corporate fundamentals, macroeconomic, and behavioral variables, including but not limited to aggregate earnings, dividends, profitability, gross domestic product, unemployment, interest rates, volatility, and price momentum) of each individual market by investing in ETFs that seek exposure to a specific country, or region (e.g. Western Europe, Asia) or market (e.g. frontier markets, emerging markets, developed markets). The Dynamic International Opportunity Fund’s international equity exposures may include, but are not limited to ETFs that invest in common and preferred stocks of all market capitalizations, convertible securities, and rights and warrants listed on U.S. markets or non-U.S. markets. The Dynamic International Opportunity Fund invests in ETFs that seek exposure to developed, emerging, and frontier markets. Such countries include but are not limited to: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, Netherlands, New Zealand, Nigeria, Norway, Peru, Philippines, Poland, Portugal, Qatar, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates, and the United Kingdom.

The Dynamic International Opportunity Fund may invest in ETFs that offer exposure to domestic and international fixed income securities, such as bonds issued by governments, government agencies and/or corporations as well as asset-backed securities and floating-rate securities. Such ETFs may include fixed income investments of any maturity, duration and quality, including those that are rated below investment grade (“junk bonds”).

The Dynamic International Opportunity Fund may invest in ETFs that offer exposure to various alternative asset classes, such as, but not limited to, commodities, real estate, currencies, derivatives, and volatility. The Dynamic International Opportunity Fund may also invest in leveraged, inverse and inverse-leveraged ETFs in order to gain exposures to the referenced equity, fixed income and alterative asset classes. Further, the Dynamic International Opportunity Fund may invest directly in certain derivatives, namely futures and options in order to achieve desired market exposures.

Under normal market conditions, the Dynamic International Opportunity Fund allocates at least a majority and up to 100% of its assets to equity ETFs that either directly focus investments in a specific country or indirectly invest in such countries through investments in foreign markets such as regional, developed, emerging or frontier market ETFs.

Also under normal market conditions:

• The Dynamic International Opportunity Fund will target having approximately 98% of its assets in equity, fixed income and/or alternative asset class ETFs and derivative instruments.

• The Adviser does not anticipate investing more than 25% of its assets in any equity market focused on one country.

• The Fund may be invested in any number of equity markets focused on numerous countries, including none.

• The Fund’s portfolio will be comprised primarily of equity ETFs.

A small cash position, generally 1-2% is on hand at all times for flexibility, although the Dynamic International Opportunity Fund reserves the right to invest 100% of its assets in ETFs and derivatives or have less than 98% in such investments. For defensive purposes, the Fund may be invested up to 100% in fixed income ETFs or alternative asset class ETFs, cash, or a combination of all these three asset classes.

The Dynamic International Opportunity Fund is actively managed, and as frequently as on a daily basis, the Adviser’s investment committee (the “Investment Committee”) analyzes variables the Adviser believes have predictive capabilities with respect to country equity performance. Where the Investment Committee finds the prospective risk-relative return of an equity-based ETF investing in a given country, region, or market to be superior to a basket of fixed income (or alternative asset class categories), then an allocation is made to equity ETFs. The Investment Committee may choose to aggregate exposures by way of regional or sub-regional ETFs in order to achieve their desired exposures. In the absence of attractive equity exposures, the entire allocation is made to fixed income and/or alternative asset class category ETFs. The Adviser will make decisions to transact a security based on its Quantitative Framework or if the Dynamic International Opportunity Fund’s portfolio needs to be rebalanced. Decisions by the Adviser to transact other portfolio securities will be based upon the research, recommendations, and trading signals received from the Investment Committee.

This strategy seeks to provide excess returns relative to the Dynamic International Opportunity Fund’s benchmark, the MSCI ACWI ex USA Index (USD) over periods of three years and longer, with risk levels commensurate with the level of performance, using diversification, active management, style integrity, minimized security selection risk, and cost efficiency.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Dynamic International Opportunity Fund. The principal risks of investing in the Dynamic International Opportunity Fund are:

• General Risk. Foreign economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Dynamic International Opportunity Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Dynamic International Opportunity Fund.

• ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

• Equity Securities Risk. The Dynamic International Opportunity Fund invests in ETFs that hold common stock, which subjects the Dynamic International Opportunity Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Dynamic International Opportunity Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Dynamic International Opportunity Fund’s investments goes down, your investment in the Dynamic International Opportunity Fund decreases in value and you could lose money.

• Fixed Income Securities Risk. When the Dynamic International Opportunity Fund invests in ETFs that own fixed income securities, the value of your investment in the Dynamic International Opportunity Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

• High Yield Risk. The Dynamic International Opportunity Fund may invest in ETFs that own high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Dynamic International Opportunity Fund may lose its entire investment.

• Foreign Risk. To the extent the Dynamic International Opportunity Fund invests in foreign securities by investing in ETFs that hold foreign securities or by purchasing American Depository Receipts (“ADRs”) directly, the Dynamic International Opportunity Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

• Foreign Securities and Currency Risk. The Dynamic International Opportunity Fund may invest in ETFs that hold foreign securities. The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. These risks may be greater in emerging markets and in less developed countries.

• Emerging Markets and Frontier Markets Risk. The Dynamic International Opportunity Fund may invest in ETFs that hold investments in emerging market and frontier markets instruments. Investments in emerging markets and frontier markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market and frontier market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

• Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

• Small and Medium Sized Companies Risk. To the extent the Dynamic International Opportunity Fund invests in the stocks of small and medium capitalization companies or ETFs that invest in such companies, the Dynamic International Opportunity Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

• Growth Risk. The Dynamic International Opportunity Fund may invest in ETFs that invest in companies that appear to be growth oriented. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser’s perceptions of the ETF’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Dynamic International Opportunity Fund’s return.

• Fund of Funds Risk. The Dynamic International Opportunity Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. The cost of investing in the Dynamic International Opportunity Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Dynamic International Opportunity Fund will indirectly bear fees and expenses charged by the ETFs in which a Fund invests in addition to the Fund’s direct fees and expenses. The Dynamic International Opportunity Fund also will incur brokerage costs when it purchases ETFs. The ETFs in which the Dynamic International Opportunity Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks.

• Portfolio Turnover Risk. The Dynamic International Opportunity Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Dynamic International Opportunity Fund to incur higher brokerage costs, which may adversely affect the Dynamic International Opportunity Fund’s performance, and may produce increased taxable distributions.

• Interest Rate Risk. The risks associated with the Dynamic International Opportunity Fund include interest rate risk, which means that the prices of the Fund’s fixed income ETF investments are likely to fall if interest rates rise.

• Management Risk. Management risk is the risk that the investment process used by the Dynamic International Opportunity Fund’s portfolio manager could fail to achieve the Dynamic International Opportunity Fund’s investment goal and cause an investment in the Dynamic International Opportunity Fund to lose value.

• Leveraged, Inverse and Inverse-Leveraged ETF Risk. If you invest in the Dynamic International Opportunity Fund, you are exposed to the risks associated with leveraged, inverse and inverse-leveraged ETFs. Leveraged and inverse products are unique and involve additional risks and considerations not present in traditional investments. This includes the risk that an increase in the daily performance of an index corresponding to a leveraged, inverse and inverse-leveraged ETF will be leveraged. This means that the Dynamic International Opportunity Fund’s investment in such ETF may be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower the Dynamic International Opportunity Fund’s investment. On any given day, an investment in a leveraged or inverse product may produce a return very similar to the stated objective. However, because of the structure of these products, their rebalancing methodologies, and the math of compounding, extended holdings beyond one day or month, depending on the investment objective, can lead to results very different from a simple doubling, tripling, or inverse of the benchmark’s average return over the same period of time. This difference in results can be magnified in volatile markets. Further, investments in leveraged, inverse and inverse-leveraged ETFs that are held for longer periods, may have performance higher or lower than the index return times the fund multiple, due to compounding.

• Real Estate Investment Risk. The Dynamic International Opportunity Fund may have investments in ETFs that hold securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

• Commodities Risk. Investing in the commodities markets (indirectly) may subject the Dynamic International Opportunity Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• High Volatility in Rising Markets Risk. The Dynamic International Opportunity Fund may invest in volatility ETFs which in periods of high volatility, the will rebalance its portfolio and decrease exposure to the stock component of the ETF and increase its exposure to cash. Due to such ETF’s increased exposure to the cash during such time periods, the Dynamic International Opportunity Fund would not be expected to gain the full benefit of rising equity markets if such market conditions were also accompanied by high volatility.

• Derivatives Risk. The Dynamic International Opportunity Fund may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines. The Dynamic International Opportunity Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

• Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Dynamic International Opportunity Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Dynamic International Opportunity Fund or its service providers can result in, among other things, financial losses to the Dynamic International Opportunity Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Dynamic International Opportunity Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Dynamic International Opportunity Fund does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Dynamic International Opportunity Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart illustrates the risks of investing in the Dynamic International Opportunity Fund by showing how the Dynamic International Opportunity Fund’s average annual returns for each calendar year since the Dynamic International Opportunity Fund’s inception compare with those of a broad measure of market performance. The Average Annual Total Returns table also demonstrates these risks by showing how the Dynamic International Opportunity Fund’s average annual returns compare with those of a securities market indexand an additional blended indexover various periods of time. The indexes have characteristics relevant to the Dynamic International Opportunity Fund’s investment strategies. The performance information provided for the periods below reflects the performance of the Fund’s prior investment adviser, AFAM Capital, Inc. (“AFAM”), and specifically the Innealta Capital division of AFAM (the “Innealta Division”). On March 27, 2018, shareholders approved the new investment advisory agreement with the Adviser which was formed through a reorganization of the Innealta Division. Remember, the Dynamic International Opportunity Fund’s past performance, before and after taxes, is not necessarily an indication of how the Dynamic International Opportunity Fund will perform in the future. Updated performance information will be available at no cost by calling the Dynamic International Opportunity Fund toll-free at 1-855-USE-ETFS.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates the risks of investing in the Dynamic International Opportunity Fund by showing how the Dynamic International Opportunity Fund’s average annual returns for each calendar year since the Dynamic International Opportunity Fund’s inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-USE-ETFS
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Dynamic International Opportunity Fund’s past performance, before and after taxes, is not necessarily an indication of how the Dynamic International Opportunity Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Calendar Year Returns as of December 31,	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 7.71% (for the quarter ended March 31, 2017). The worst performance was -8.87% (for the quarter ended September 30, 2015).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The best performance for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.87%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2018
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Dynamic International Opportunity Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown for only Class I Shares and after tax returns for Class N Shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Dynamic International Opportunity Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After tax returns are shown for only Class I Shares and after tax returns for Class N Shares will vary.

The MSCI ACWI ex USA Indexcaptures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 23 Emerging Markets (EM) countries. With 1,858 constituents, the index covers approximately 85% of the global equity opportunity set outside the US.

The Dynamic International Blend Index 70/30 represents a blend of 70% MSCI ACWI ex USA Index (USD) / 30% Bloomberg Barclays Global Aggregate Index Unhedged (USD). The Bloomberg Barclays Global Aggregate Index is an unmanaged index that is comprised of several other Barclays indices that measure fixed income performance of regions around the world.

Dynamic International Opportunity Fund | MSCI ACWI ex USA Index (USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.20%)
5 Years	rr_AverageAnnualReturnYear05	0.68%
Since Inception	rr_AverageAnnualReturnSinceInception	4.85%
Dynamic International Opportunity Fund | Dynamic International Blend Index 70/30 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(10.31%)	[2]
5 Years	rr_AverageAnnualReturnYear05	0.93%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.83%	[2]
Dynamic International Opportunity Fund | Class N
Prospectus [Line Items]	rr_ProspectusLineItems
Amendment Description	dei_AmendmentDescription	ICSNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.02%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 205
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	656
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,134
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,453
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(14.48%)
5 Years	rr_AverageAnnualReturnYear05	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Dynamic International Opportunity Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Amendment Description	dei_AmendmentDescription	ICSIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.88%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.77%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 180
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	580
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,006
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,192
Annual Return 2012	rr_AnnualReturn2012	9.71%
Annual Return 2013	rr_AnnualReturn2013	(1.69%)
Annual Return 2014	rr_AnnualReturn2014	0.75%
Annual Return 2015	rr_AnnualReturn2015	(8.02%)
Annual Return 2016	rr_AnnualReturn2016	10.61%
Annual Return 2017	rr_AnnualReturn2017	23.56%
Annual Return 2018	rr_AnnualReturn2018	(14.23%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(14.23%)
5 Years	rr_AverageAnnualReturnYear05	1.67%
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Dynamic International Opportunity Fund | Class I | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.66%)
5 Years	rr_AverageAnnualReturnYear05	1.06%
Since Inception	rr_AverageAnnualReturnSinceInception	1.47%
Dynamic International Opportunity Fund | Class I | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.18%)
5 Years	rr_AverageAnnualReturnYear05	1.11%
Since Inception	rr_AverageAnnualReturnSinceInception	1.49%
Dynamic U.S. Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section - Dynamic U.S. Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dynamic U.S. Opportunity Fund (the “Dynamic U.S. Opportunity Fund”) is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Dynamic U.S. Opportunity Fund. Class I shares may also be available on brokerage platforms of firms that have agreements with the Fund’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Dynamic U.S. Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Dynamic U.S. Opportunity Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Dynamic U.S. Opportunity Fund’s portfolio turnover rate was 352% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	352.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Dynamic U.S. Opportunity Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Dynamic U.S. Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Dynamic U.S. Opportunity Fund?s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through March 31, 2020. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Dynamic U.S. Opportunity Fund operates as a fund of funds, investing primarily in equity exchange-traded funds (“ETFs”) that offer exposure to domestic equity markets. The Dynamic U.S. Opportunity Fund may also invest in other categories of ETFs as described below, including those that offer exposure to domestic and international fixed income markets and those that offer exposure to alternative asset classes. The Dynamic U.S. Opportunity Fund may also directly invest in derivative instruments such as futures contracts and options.

The Dynamic U.S. Opportunity Fund’s strategy is based on a proprietary quantitative framework (“Quantitative Framework”) that normally advises upon potential investments in domestic equity markets based on the specific risk/reward characteristics (such as corporate fundamentals, macroeconomic, and behavioral variables, including but not limited to, aggregate earnings, dividends, profitability, gross domestic product, unemployment, interest rates, volatility, and price momentum) of various segments of the equity market as defined by the Global Industry Classification Structure (“GICS”). GICS is a four-tiered, hierarchical industry classification system developed in 1999 by MSCI and Standard & Poor’s for use by the global financial community; it consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries. The Dynamic U.S. Opportunity Fund’s equity exposures may include, but are not limited to, ETFs that invest in common and preferred stocks of all market capitalizations, convertible securities and rights and warrants listed on U.S. markets or non-U.S. markets. The Dynamic U.S. Opportunity Fund’s investments in equity markets include, but are not limited to: Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Information Technology, Materials, Real Estate, Telecom Services, and Utilities. The Dynamic U.S. Opportunity Fund also may invest in industry groups, industries and sub-industries (collectively, “sub-sectors”) of the sectors defined by GICS.

The Dynamic U.S. Opportunity Fund may invest in ETFs that offer exposure to domestic and international fixed income securities, such as bonds issued by governments, government agencies and/or corporations as well as asset-backed securities and floating-rate securities. Such ETFs may include fixed income investments of any maturity, duration or quality, including those that are rated below investment grade “junk bonds”. Note that the fixed income allocation is intended to be primarily, but not necessarily exclusively, domestic.

The Dynamic U.S. Opportunity Fund may invest in ETFs that offer exposure to various alternative asset classes, such as, but not limited to, commodities, real estate, currencies, derivatives, and volatility. The Dynamic U.S. Opportunity Fund may also invest in leveraged, inverse and inverse-leveraged ETFs in order to gain exposures to the referenced equity, fixed income and alterative asset classes. Further, the Dynamic U.S. Opportunity Fund may invest directly in certain derivatives, namely futures and options in order to achieve desired market exposures.

At least 80% of the Dynamic U.S. Opportunity Fund’s assets will be invested in accordance with the Fund’s name, specifically in ETFs that offer exposure to U.S.-based sectors, fixed income markets, and/or alternative asset classes and derivative instruments providing exposure to such U.S. based sectors, markets or asset classes.

Under normal market conditions, the Dynamic U.S. Opportunity Fund allocates at least a majority and up to 100% of its assets to equity ETFs that focus investment either directly or indirectly in domestic equity markets.

Also under normal market conditions:

• The Dynamic U.S. Opportunity Fund will target having approximately 98% of its assets in equity, fixed income and/or alternative asset class ETFs and derivative instruments.

• The Adviser does not anticipate investing generally more than 35% in any single equity market sector exposure

• The Fund may be invested in any number of sector and sub-sector equity markets, including none.

• The Fund’s portfolio will be comprised primarily of equity ETFs.

A small cash position, generally 1-2% is on hand at all times for flexibility, although the Dynamic U.S. Opportunity Fund reserves the right to invest 100% of its assets in ETFs or have less than 98% in such investments. For defensive purposes, the Fund may be invested up to 100% in fixed income ETFs, or alternative asset class ETFs, cash, or a combination of all three asset classes.

The Dynamic U.S. Opportunity Fund is actively managed and on a daily basis, the Adviser’s investment committee (the “Investment Committee”) analyzes variables that the Adviser believes have predictive capabilities with respect to equity performance. Where the Investment Committee finds the prospective risk-relative return of an equity-based ETF investing in a given sector to be superior to that of an ETF investing in the fixed income or alternative asset class categories, an allocation is made to the equity ETF. The Investment Committee may choose to aggregate exposures in order to achieve these desired exposures. In the absence of an attractive equity exposure, the allocation is made to fixed income or alternative asset class category ETF. The Adviser will make decisions to transact a security based on its Quantitative Framework or if the Dynamic U.S. Opportunity Fund’s portfolio needs to be rebalanced. Decisions by the Adviser to transact other portfolio securities will be based upon the research, recommendations, and trading signals received from the Investment Committee.

This strategy seeks to provide excess returns relative to the Dynamic U.S. Opportunity Fund’s benchmark, the S&P 500 Index over periods of three years and longer, with risk levels commensurate with the level of performance, using diversification, active management, style integrity, minimized security selection risk and cost efficiency.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Dynamic U.S. Opportunity Fund. The principal risks of investing in the Dynamic U.S. Opportunity Fund are:

• General Risk. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Dynamic U.S. Opportunity Fund invests. There is risk that these and other factors may adversely affect the Dynamic U.S. Opportunity Fund’s performance. You could lose money by investing in the Dynamic U.S. Opportunity Fund.

• ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

• Equity Securities Risk. The Dynamic U.S. Opportunity Fund invests in ETFs that hold common stock, which subjects the Dynamic U.S. Opportunity Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Dynamic U.S. Opportunity Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Dynamic U.S. Opportunity Fund’s investments goes down, your investment in the Dynamic U.S. Opportunity Fund decreases in value and you could lose money.

• Fixed Income Securities Risk. When the Dynamic U.S. Opportunity Fund invests in ETFs that own fixed income securities, the value of your investment in the Dynamic U.S. Opportunity Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

• High Yield Risk. The Dynamic U.S. Opportunity Fund invests in ETFs that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Dynamic U.S. Opportunity Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

• Large-Cap Securities Risk. The Dynamic U.S. Opportunity Fund may invest in ETFs that hold stocks of large companies. Stocks of large companies as a group can fall out of favor with the market, causing the Dynamic U.S. Opportunity Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

• Small and Medium Sized Companies Risk. To the extent the Dynamic U.S. Opportunity Fund invests in the stocks of small and medium capitalization companies or ETFs that invest in such companies, the Dynamic U.S. Opportunity Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

• Growth Risk. The Dynamic U.S. Opportunity Fund may invest in ETFs that invest in companies that appear to be growth. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser’s perceptions of an ETF’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Dynamic U.S. Opportunity Fund’s return.

• Fund of Funds Risk. The Dynamic U.S. Opportunity Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. The cost of investing in the Dynamic U.S. Opportunity Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Dynamic U.S. Opportunity Fund will indirectly bear fees and expenses charged by the ETFs in which a Fund invests in addition to the Fund’s direct fees and expenses. The Dynamic U.S. Opportunity Fund also will incur brokerage costs when it purchases ETFs. The ETFs in which the Dynamic U.S. Opportunity Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks.

• Portfolio Turnover Risk. The Dynamic U.S. Opportunity Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Dynamic U.S. Opportunity Fund to incur higher brokerage costs, which may adversely affect the Dynamic U.S. Opportunity Fund’s performance, and may produce increased taxable distributions.

• Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Dynamic U.S. Opportunity Fund may be overweight in certain sectors at various times.

• Interest Rate Risk. The risks associated with the Dynamic U.S. Opportunity Fund include interest rate risk, which means that the prices of the Dynamic U.S. Opportunity Fund’s fixed income ETF investments are likely to fall if interest rates rise.

• Management Risk. Management risk is the risk that the investment process used by the Dynamic U.S. Opportunity Fund’s portfolio manager could fail to achieve the Dynamic U.S. Opportunity Fund’s investment goal and cause an investment in the Dynamic U.S. Opportunity Fund to lose value.

• Leveraged, Inverse and Inverse-Leveraged ETF Risk. If you invest in the Dynamic U.S. Opportunity Fund, you are exposed to the risks associated with leveraged, inverse and inverse-leveraged ETFs. Leveraged and inverse products are unique and involve additional risks and considerations not present in traditional investments. This includes the risk that an increase in the daily performance of an index corresponding to a leveraged, inverse and inverse-leveraged ETF will be leveraged. This means that the Dynamic U.S. Opportunity Fund’s investment in such ETF may be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower the Dynamic U.S. Opportunity Fund’s investment. On any given day, an investment in a leveraged or inverse product may produce a return very similar to the stated objective. However, because of the structure of these products, their rebalancing methodologies, and the math of compounding, extended holdings beyond one day or month, depending on the investment objective, can lead to results very different from a simple doubling, tripling, or inverse of the benchmark’s average return over thesame period of time. This difference in results can be magnified in volatile markets. Further, investments in leveraged, inverseand inverse-leveraged ETFs that are held for longer periods, may have performance higher or lower than the index return times the fund multiple, due to compounding.

• Real Estate Investment Risk. The Dynamic U.S. Opportunity Fund may have investments in securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

• Commodities Risk. Investing in the commodities markets (indirectly) may subject the Dynamic U.S. Opportunity Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• High Volatility in Rising Markets Risk. The Dynamic U.S. Opportunity Fund may invest in volatility ETFs which in periods of high volatility, the will rebalance its portfolio and decrease exposure to the stock component of the ETF and increase its exposure to cash. Due to such ETF’s increased exposure to the cash during such time periods, the Fund would not be expected to gain the full benefit of rising equity markets if such market conditions were also accompanied by high volatility.

• Derivatives Risk. The Dynamic U.S. Opportunity Fund may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines. The Dynamic U.S. Opportunity Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

• Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Dynamic U.S. Opportunity Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Dynamic U.S. Opportunity Fund or its service providers can result in, among other things, financial losses to the Dynamic U.S. Opportunity Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Dynamic U.S. Opportunity Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Dynamic U.S. Opportunity Fund does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Dynamic U.S. Opportunity Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart illustrates the risks of investing in the Dynamic U.S. Opportunity Fund by showing how the Dynamic U.S. Opportunity Fund’s average annual returns for each calendar year since the Dynamic U.S. Opportunity Fund’s inception compare with those of a broad measure of market performance. The Average Annual Total Returns table also demonstrates these risks by showing how the Dynamic U.S. Opportunity Fund’s average annual returns compare with those of a securities market index and an additional blended index over various periods of time. The indexes have characteristics relevant to the Dynamic U.S. Opportunity Fund’s investment strategies. The performance information provided for the periods below reflects the performance of the Fund’s prior investment adviser, AFAM Capital, Inc. (“AFAM”), and specifically the Innealta Capital division of AFAM (the “Innealta Division”). On March 27, 2018, shareholders approved the new investment advisory agreement with the Adviser which was formed through a reorganization of the Innealta Division. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Dynamic U.S. Opportunity Fund will perform in the future. Updated performance information will be available at no cost by calling the Dynamic U.S. Opportunity Fund toll-free at 1-855-USE-ETFS.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates the risks of investing in the Dynamic U.S. Opportunity Fund by showing how the Dynamic U.S. Opportunity Fund’s average annual returns for each calendar year since the Dynamic U.S. Opportunity Fund’s inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-USE-ETFS
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Dynamic U.S. Opportunity Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Calendar Year Returns as of December 31,	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 7.23% (for the quarter ended March 31, 2016). The worst performance was -15.85% (for the quarter ended December 31, 2018).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The best performance for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.85%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2018
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Dynamic U.S. Opportunity Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown for only Class I Shares and after tax returns for Class N Shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Dynamic U.S. Opportunity Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After tax returns are shown for only Class I Shares and after tax returns for Class N Shares will vary.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Dynamic U.S. Opportunity Blend Index 70/30 represents a blend of 70% S&P 500 Total Return Index and 30% Bloomberg Barclays US Aggregate Bond Index. The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented.

Dynamic U.S. Opportunity Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.83%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
Since Inception	rr_AverageAnnualReturnSinceInception	12.69%
Dynamic U.S. Opportunity Fund | Dynamic U.S. Opportunity Blend Index 70/30 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.82%)
5 Years	rr_AverageAnnualReturnYear05	6.82%
Since Inception	rr_AverageAnnualReturnSinceInception	9.56%
Dynamic U.S. Opportunity Fund | Class N
Prospectus [Line Items]	rr_ProspectusLineItems
Amendment Description	dei_AmendmentDescription	ICCNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.65%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	581
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,020
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,241
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.15%)
5 Years	rr_AverageAnnualReturnYear05	3.70%
Since Inception	rr_AverageAnnualReturnSinceInception	3.18%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Dynamic U.S. Opportunity Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Amendment Description	dei_AmendmentDescription	ICCIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.67%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.40%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	500
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	882
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,954
Annual Return 2012	rr_AnnualReturn2012	8.62%
Annual Return 2013	rr_AnnualReturn2013	(3.93%)
Annual Return 2014	rr_AnnualReturn2014	3.70%
Annual Return 2015	rr_AnnualReturn2015	(3.28%)
Annual Return 2016	rr_AnnualReturn2016	17.91%
Annual Return 2017	rr_AnnualReturn2017	15.18%
Annual Return 2018	rr_AnnualReturn2018	(10.95%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.95%)
5 Years	rr_AverageAnnualReturnYear05	3.94%
Since Inception	rr_AverageAnnualReturnSinceInception	3.42%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Dynamic U.S. Opportunity Fund | Class I | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.35%)
5 Years	rr_AverageAnnualReturnYear05	2.67%
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
Dynamic U.S. Opportunity Fund | Class I | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.82%)
5 Years	rr_AverageAnnualReturnYear05	2.75%
Since Inception	rr_AverageAnnualReturnSinceInception	2.31%

[1]	The returns shown in the bar chart are for Class I shares. The performance of Class N shares will differ due to differences in expenses.
[2]	The Dynamic International Blend Index 70/30 represents a blend of 70% MSCI ACWI ex USA Index (USD) / 30% Bloomberg Barclays Global Aggregate Index Unhedged (USD).
[3]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Dynamic International Opportunity Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Dynamic International Opportunity Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[4]	Pursuant to an operating expense limitation agreement between Innealta Capital, LLC (the "Adviser") and the Dynamic International Opportunity Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Dynamic International Opportunity Fund do not exceed 1.49%, and 1.24%,of the Fund's average net assets, for Class N and Class I shares, respectively, through March 31, 2020. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.
[5]	Class I and Class N shares of the Dynamic International Opportunity Fund commenced operations on December 30, 2011.
[6]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Dynamic U.S. Opportunity Fund and is not a direct expense incurred by the Dynamic U.S. Opportunity Fund or deducted from the Dynamic U.S. Opportunity Fund assets. Since this number does not represent a direct operating expense of the Dynamic U.S. Opportunity Fund, the operating expenses set forth in the Dynamic U.S. Opportunity Fund's financial highlights do not include this figure.
[7]	Pursuant to an operating expense limitation agreement between Innealta Capital, LLC (the "Adviser") and the Dynamic U.S. Opportunity Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Dynamic U.S. Opportunity Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Dynamic U.S. Opportunity Fund do not exceed 1.49% and 1.24%, of the Fund's average net assets, for Class N and Class I shares, respectively, through March 31, 2020. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.
[8]	The Class I and Class N shares of the Dynamic U.S. Opportunity Fund commenced operations on December 30, 2011.